Operating Segments	9 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Operating Segments

Note 7 – Operating Segments

As a result of the business combination in the reporting period (see note 6), the Company has two reportable segments: (i) fashion and equipment e-commerce platform, and (ii) SaaS based innovative artificial intelligence driven measurement solutions. The fashion and equipment e-commerce platform which represent Orgad’s activity that was acquired by the Company, mainly operates on Amazon. The SaaS based innovative artificial intelligence driven measurement solutions, or SaaS Solutions operating segment consists of My Size Inc and My Size Israel.

Information related to the operations of the Company’s reportable operating segments is set forth below:

	Fashion and equipment e-commerce platform	SaaS Solutions	Total
For the nine months ended September 30, 2022
Revenue	1,797	134	1,931
Operating (loss) income	(215)	(5,517)	(5,732)

For the three months ended September 30, 2022
Revenue	685	41	726
Operating (loss) income	(286)	(1,689)	(1,975)

	Fashion and equipment e-commerce platform	SaaS Solutions
For September 30, 2022:
Assets	1,697	6,494